Employee benefit plan - Total Yearly Expenses of Employee Benefit Plan (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, annual cost recognized	$ 6,074	$ 5,648	$ 4,943